Note 7 - Loans Receivable, Net and Allowance for Loan Losses - Changes in the Allowance for Loan Losses and Recorded Investment in Loans Receivable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Allowance for loan losses, beginning balance	$ 2,231	$ 1,965
Charge-offs		(37)
Recoveries
Provision	830	303
Allowance for loan losses, ending balance	3,061	2,231
Allowance for loan losses, individually evaluated for impairment		4
Allowance for loan losses, collectively evaluated for impairment	3,061	2,227
Loans receivable, ending balance	365,242	249,767
Loans receivable, individually evaluated for impairment	321	323
Loans receivable, collectively evaluated for impairment	364,921	249,444
Real Estate Portfolio Segment [Member]
Loans receivable, ending balance	210,838	204,000
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Owner Occupied Loans [Member]
Allowance for loan losses, beginning balance	52	51
Charge-offs
Recoveries
Provision	36	1
Allowance for loan losses, ending balance	88	52
Allowance for loan losses, individually evaluated for impairment
Allowance for loan losses, collectively evaluated for impairment	88	52
Loans receivable, ending balance	7,528	6,298
Loans receivable, individually evaluated for impairment	171	172
Loans receivable, collectively evaluated for impairment	7,357	6,126
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Non-owner Occupied Loans [Member]
Allowance for loan losses, beginning balance	351	435
Charge-offs		(37)
Recoveries
Provision	11	(47)
Allowance for loan losses, ending balance	362	351
Allowance for loan losses, individually evaluated for impairment
Allowance for loan losses, collectively evaluated for impairment	362	351
Loans receivable, ending balance	38,884	39,897
Loans receivable, individually evaluated for impairment	19	19
Loans receivable, collectively evaluated for impairment	38,865	39,878
Real Estate Portfolio Segment [Member] | Multi-family (Five Or More) Residential Loans [Member]
Allowance for loan losses, beginning balance	145	156
Charge-offs
Recoveries
Provision	84	(11)
Allowance for loan losses, ending balance	229	145
Allowance for loan losses, individually evaluated for impairment
Allowance for loan losses, collectively evaluated for impairment	229	145
Loans receivable, ending balance	24,043	22,233
Loans receivable, individually evaluated for impairment
Loans receivable, collectively evaluated for impairment	24,043	22,233
Real Estate Portfolio Segment [Member] | Commercial Real Estate and Lines of Credit [Member]
Allowance for loan losses, beginning balance	854	839
Charge-offs
Recoveries
Provision	433	15
Allowance for loan losses, ending balance	1,287	854
Allowance for loan losses, individually evaluated for impairment		4
Allowance for loan losses, collectively evaluated for impairment	1,287	850
Loans receivable, ending balance	131,820	119,323
Loans receivable, individually evaluated for impairment	131	132
Loans receivable, collectively evaluated for impairment	131,689	119,191
Real Estate Portfolio Segment [Member] | Construction Loans [Member]
Allowance for loan losses, beginning balance	250	175
Charge-offs
Recoveries
Provision	(188)	75
Allowance for loan losses, ending balance	62	250
Allowance for loan losses, individually evaluated for impairment
Allowance for loan losses, collectively evaluated for impairment	62	250
Loans receivable, ending balance	4,775	12,523
Loans receivable, individually evaluated for impairment
Loans receivable, collectively evaluated for impairment	4,775	12,523
Real Estate Portfolio Segment [Member] | Home Equity Loan [Member]
Allowance for loan losses, beginning balance	19	21
Charge-offs
Recoveries
Provision	1	(2)
Allowance for loan losses, ending balance	20	19
Allowance for loan losses, individually evaluated for impairment
Allowance for loan losses, collectively evaluated for impairment	20	19
Loans receivable, ending balance	3,788	3,726
Loans receivable, individually evaluated for impairment
Loans receivable, collectively evaluated for impairment	3,788	3,726
Commercial and Consumer Portfolio Segments [Member]
Allowance for loan losses, beginning balance	500	247
Charge-offs
Recoveries
Provision	263	253
Allowance for loan losses, ending balance	763	500
Allowance for loan losses, individually evaluated for impairment
Allowance for loan losses, collectively evaluated for impairment	763	500
Loans receivable, ending balance	154,404	45,767
Loans receivable, individually evaluated for impairment
Loans receivable, collectively evaluated for impairment	154,404	45,767
Unallocated Financing Receivables [Member]
Allowance for loan losses, beginning balance	60	41
Charge-offs
Recoveries
Provision	190	19
Allowance for loan losses, ending balance	250	60
Allowance for loan losses, individually evaluated for impairment
Allowance for loan losses, collectively evaluated for impairment	250	60
Loans receivable, ending balance
Loans receivable, individually evaluated for impairment
Loans receivable, collectively evaluated for impairment